Income and Social Contribution Taxes - Schedule of Income Tax and Social Contribution Tax Payable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Income tax	R$ 119	R$ 71
Social contribution tax	44	40
Total	R$ 163	R$ 111